Revenues Attributable to Different Service and Product Groups (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Revenues	$ 108,177	$ 97,196	$ 71,360
Online Education Service
Segment Reporting Information [Line Items]
Revenues	88,657	80,545	58,573
Books And Reference Materials
Segment Reporting Information [Line Items]
Revenues	6,873	6,392	5,129
Offline Education Service
Segment Reporting Information [Line Items]
Revenues	10,758	7,817	4,617
Others
Segment Reporting Information [Line Items]
Revenues	$ 1,889	$ 2,442	$ 3,041